Related party transactions - Related party transactions table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Beginning of period	$ 133,054	$ 133,319
New loans	8,360	1,491
Payments	(16,839)	(1,800)
Other Changes	316	44
End of period	$ 124,891	$ 133,054